Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated Balance Sheets
Fair value securities held to maturity (in dollars)	$ 5,297	$ 6,030
Allowance for loan losses	$ 1,641	$ 1,561
Preferred stock - par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock - par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	1,940,661	1,940,661
Common stock, shares outstanding	1,940,661	1,940,661